Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Accounts receivable, net
9	Accounts receivable, net

	As of December 31,
	2022	2023
Accounts receivable, gross	101,771	85,915
Less: allowance for credit losses (Note 2(j))	(37,215)	(29,163)
Accounts receivable, net	64,556	56,752